Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading revenues
Trading revenues	SFr 313	SFr 1,340	SFr 2,026
Interest rate products
Trading revenues
Trading revenues	6,231	2,965	5,888
Foreign exchange products
Trading revenues
Trading revenues	(2,529)	(1,121)	(4,398)
Equity/index-related products
Trading revenues
Trading revenues	(1,796)	(259)	275
Credit products
Trading revenues
Trading revenues	(2,124)	1	265
Commodity, emission and energy products
Trading revenues
Trading revenues	177	(46)	(228)
Other trading securities
Trading revenues
Trading revenues	354	(200)	224
Bank
Trading revenues
Trading revenues	370	1,298	1,790
Bank | Interest rate products
Trading revenues
Trading revenues	6,232	2,947	5,661
Bank | Foreign exchange products
Trading revenues
Trading revenues	(2,531)	(1,127)	(4,405)
Bank | Equity/index-related products
Trading revenues
Trading revenues	(1,738)	(276)	273
Bank | Credit products
Trading revenues
Trading revenues	(2,124)	1	265
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	177	(46)	(228)
Bank | Other trading securities
Trading revenues
Trading revenues	SFr 354	SFr (201)	SFr 224